April 29, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:   Document Control - EDGAR

RE:     American Express Certificate Company (AECC)
        American Express Stock Market Certificate
        File No. 33-22503

Dear Commissioners:

Registrant certifies that the form of prospectus that would have been filed under paragraph (b) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,


/s/  H. Bernt von Ohlen
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     H. Bernt von Ohlen
     Vice President and General Counsel
     American Express Certificate Company